Taxes - Income tax - Deferred tax assets and liabilities by type - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	€ 313	€ 198	€ 660
Unrecognized deferred tax assets, income statement	(41)	1	450
Total, income statement	(354)	(197)	(210)
Provisions for employee benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	169	25	132
Fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	68	26	38
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	(8)	105	456
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	€ 83	€ 42	€ 34